Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 7,751,252	$ 995,882	$ 36,837,847
Allowance for expected credit losses	(465,974)	(59,868)	(2,668,186)
Total	$ 7,285,278	$ 936,014	$ 34,169,661